Changes in Accrued Liabilities for Product Warranties (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 208,033	¥ 170,562
Warranty claims paid during the period	(104,090)	(64,942)
Liabilities accrued for warranties issued during the period	153,898	97,108
Changes in liabilities for pre-existing warranties during the period	397	(8,583)
Foreign currency translation	11,382	13,888
Balance at end of year	¥ 269,620	¥ 208,033